Cash and cash equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank balances	€ 123,522	€ 87,341
Deposits	261	121
Total	€ 123,783	€ 87,462	€ 240,546	€ 51,083